Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 17 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these financial statements were issued, and determined that the following events necessitated disclosure:

1.	In February 2023, the Board approved the payment of bonuses for 2022 in the following manner: (i) up to an aggregate of $410,000, representing 5% of the aggregate 2022 base salaries, will be paid in cash, and (ii)and an aggregate of $616,000, representing 7.5% of the aggregate 2022 base salaries, will be paid in either cash or via a formula that converts the cash bonus to restricted stock units, to be determined by the Board 75 days prior to the annual general meeting of shareholders of the Company to be held in 2023, based on the Company’s cash balance and the market conditions at such time. The Company accrued for the $410,000 cash bonus as of December 31, 2022.

2.	In February 2023 the Board approved an increase in the number of shares reserved for issuance under the 2019 Plan by 878,000 Ordinary Shares.

3.	During the first quarter of 2023 the Company issued 110,115 Ordinary Shares under the ATM Agreement, see Note 11(b) above for further information on the ATM Agreement.